Provisions	12 Months Ended
Dec. 31, 2018
Provisions
Provisions

22. PROVISIONS

($ millions)	Decommissioning and Restoration(1)	Royalties	Other(2)	Total

At December 31, 2016	6 746	307	270	7 323

Liabilities incurred	494	29	34	557

Change in discount rate	255	—	—	255

Changes in estimates	92	(89)	(6)	(3)

Liabilities settled	(353)	(7)	(42)	(402)

Accretion	247	—	—	247

Asset acquisitions	5	—	—	5

Foreign exchange	(21)	—	(2)	(23)

At December 31, 2017	7 465	240	254	7 959

Less: current portion	(434)	(240)	(48)	(722)

	7 031	—	206	7 237

At December 31, 2017	7 465	240	254	7 959

Liabilities incurred	345	9	101	455

Change in discount rate	(663)	—	—	(663)

Changes in estimates	114	(67)	(16)	31

Liabilities settled	(469)	(84)	(25)	(578)

Accretion	266	—	—	266

Asset acquisitions	133	—	—	133

Foreign exchange	48	—	—	48

At December 31, 2018	7 239	98	314	7 651

Less: current portion	(538)	(98)	(31)	(667)

	6 701	—	283	6 984

(1)          Represents decommissioning and restoration provisions associated with the retirement of Property, Plant and Equipment and Exploration and Evaluation assets. The total undiscounted amount of estimated future cash flows required to settle the obligations at December 31, 2018 was approximately $13.0 billion (December 31, 2017 – $12.2 billion). A weighted average credit-adjusted risk-free interest rate of 4.20% was used to discount the provision recognized at December 31, 2018 (December 31, 2017 – 3.70%). The credit-adjusted risk-free interest rate used reflects the expected time frame of the provisions. Payments to settle the decommissioning and restoration provisions occur on an ongoing basis and will continue over the lives of the operating assets, which can exceed 50 years.

(2)          Includes legal, environmental and lease inducement provisions.

Sensitivities

Changes to the discount rate would have the following impact on Decommissioning and Restoration liabilities:

As at December 31	2018	2017

1% Increase	(1 099)	(1 218)

1% Decrease	1 521	1 758